Prepayments, Deposits and Other Assets, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances and deposits to suppliers	$ 633,706	$ 596,437
Contract assets	233,149
Prepaid expenses	388,010	280,290
Due from Judge Asia	212,447
Deferred contract costs	106,734
Note receivables	110,744	60,842
Advances to employees	53,011	164,910
Unbilled receivables		148,329
Less: allowance for doubtful accounts	(212,447)	(147)
Total	1,525,354	1,250,661
Less: Long term portion	(244,387)	(222,507)
Prepayments, deposits and other assets - current portion	$ 1,280,967	$ 1,028,154